Note 19 - Key Management Personnel Compensation - Schedule of Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Short-term benefits	$ 1,546,009	$ 1,522,550	$ 1,551,075
Post-employment benefits	16,625	18,720	38,486
Long-term benefits	0	0	(6,616)
Termination benefits	100,000	0	10,215
Share-based payments	3,187,945	802,128	520,055
Key management personnel compensation	$ 4,850,579	$ 2,343,398	$ 2,113,215